Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 10 – EARNINGS PER SHARE

ASC 260 “Earnings per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

The following table presents a reconciliation of basic and diluted net income per share for the three months ended September 30, 2012 and 2011:

	Three Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$879,659	$712,305
Weighted average common stock outstanding - basic	50,000,000	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	-	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.02	$0.02
Net income per common share - diluted	$0.02	$0.01

The following table presents a reconciliation of basic and diluted net income per share for the nine months ended September 30, 2012 and 2011:

	Nine Months Ended September 30,
	2012	2011
Net income available to common stockholders for basic and diluted net income per share of common stock	$3,359,870	$2,838,337
Weighted average common stock outstanding - basic	47,052,920	40,500,000
Effect of dilutive securities:
Subscribed common shares issuable and subject to recession	2,947,080	9,500,000
Weighted average common stock outstanding - diluted	50,000,000	50,000,000
Net income per common share - basic	$0.07	$0.07
Net income per common share - diluted	$0.07	$0.06